SEGMENT INFORMATION - Reconciliation from Net Income Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 7,567	$ 8,045	$ 14,024	$ 14,818
Net income	427	408	691	610
Add back:
Income tax expense	135	118	225	181
Interest expense of Industrial Activities, net of interest income and eliminations	66	88	119	181
Foreign exchange losses, net	11	97	20	122
Finance and non-service component of Pension and OPEB costs(2)	(16)	(4)	(31)	14
Adjustments:
Restructuring expenses	28	5	36	8
Adjusted EBIT	651	712	1,060	1,116
Depreciation and amortization	163	179	332	364
Depreciation of assets on operating lease and assets sold with buy-back commitment	138	155	282	323
Adjusted EBITDA	952	1,046	1,674	1,803
Benefits modification amortization	$ 30	$ 20	$ 60	$ 20
Amortization period of retirement benefits payable	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Reduction of plan liability	$ 527	$ 527	$ 527	$ 527
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(20)	(32)	(43)	(61)
Net income	0	0	0	0
Add back:
Income tax expense	0	0	0	0
Interest expense of Industrial Activities, net of interest income and eliminations	0	0	0	0
Foreign exchange losses, net	0	0	0	0
Finance and non-service component of Pension and OPEB costs(2)	0	0	0	0
Adjustments:
Restructuring expenses	0	0	0	0
Adjusted EBIT	0	0	0	0
Depreciation and amortization	0	0	0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	0	0	0	0
Industrial activities
Segment Reporting Information [Line Items]
Revenues	7,091	7,602	13,127	13,929
Net income	427	408	691	610
Add back:
Income tax expense	104	79	158	102
Adjustments:
Restructuring expenses	26	5	34	8
Industrial activities | Operating segments
Segment Reporting Information [Line Items]
Revenues	7,068	7,579	13,074	13,879
Net income	336	306	505	405
Add back:
Income tax expense	104	79	158	102
Interest expense of Industrial Activities, net of interest income and eliminations	66	88	119	181
Foreign exchange losses, net	11	97	20	122
Finance and non-service component of Pension and OPEB costs(2)	(16)	(4)	(31)	14
Adjustments:
Restructuring expenses	26	5	34	8
Adjusted EBIT	527	571	805	832
Depreciation and amortization	162	177	330	361
Depreciation of assets on operating lease and assets sold with buy-back commitment	79	95	158	197
Adjusted EBITDA	768	843	1,293	1,390
Industrial activities | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(615)	(639)	(1,189)	(1,281)
Adjustments:
Restructuring expenses	1	0	1	0
Adjusted EBIT	(41)	(58)	(91)	(127)
Depreciation and amortization	0	1	0	1
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	(41)	(57)	(91)	(126)
Industrial activities | Agriculture | Operating segments
Segment Reporting Information [Line Items]
Revenues	3,095	3,312	5,585	5,891
Adjustments:
Restructuring expenses	15	1	18	1
Adjusted EBIT	341	396	509	582
Depreciation and amortization	69	75	144	154
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	1	0	1
Adjusted EBITDA	410	472	653	737
Industrial activities | Construction | Operating segments
Segment Reporting Information [Line Items]
Revenues	757	799	1,397	1,481
Adjustments:
Restructuring expenses	4	0	4	0
Adjusted EBIT	25	33	38	33
Depreciation and amortization	15	15	29	31
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	40	48	67	64
Industrial activities | Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,698	2,889	5,112	5,384
Adjustments:
Restructuring expenses	6	3	11	6
Adjusted EBIT	100	92	151	141
Depreciation and amortization	47	53	94	108
Depreciation of assets on operating lease and assets sold with buy-back commitment	79	94	158	196
Adjusted EBITDA	226	239	403	445
Industrial activities | Powertrain | Operating segments
Segment Reporting Information [Line Items]
Revenues	1,133	1,218	2,169	2,404
Adjustments:
Restructuring expenses	0	1	0	1
Adjusted EBIT	102	108	198	203
Depreciation and amortization	31	33	63	67
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	133	141	261	270
Financial services
Segment Reporting Information [Line Items]
Revenues	519	498	993	1,000
Net income	91	102	186	205
Add back:
Income tax expense	31	39	67	79
Interest expense of Industrial Activities, net of interest income and eliminations	0	0	0	0
Foreign exchange losses, net	0	0	0	0
Finance and non-service component of Pension and OPEB costs(2)	0	0	0	0
Adjustments:
Restructuring expenses	2	0	2	0
Adjusted EBIT	124	141	255	284
Depreciation and amortization	1	2	2	3
Depreciation of assets on operating lease and assets sold with buy-back commitment	59	60	124	126
Adjusted EBITDA	184	203	381	413
Financial services | Operating segments
Segment Reporting Information [Line Items]
Revenues	519	498	993	1,000
Financial services | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	$ (20)	$ (32)	$ (43)	$ (61)